Relinquishment Agreement (Tables)	12 Months Ended
Sep. 30, 2013
Relinquishment payments

Relinquishment payments consisted of the following (in millions):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Principal	$45.4	$45.3	$42.6
Accretion of discount	5.8	9.0	12.4

Total	$51.2	$54.3	$55.0